Trade and Other Payables (Details 1) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of provision matrix [line items]
Trade payables	$ 77,269	$ 104,258	$ 77,269
Past due for less than 4 months [Member]
Disclosure of provision matrix [line items]
Trade payables	29,257	57,637
Current [Member]
Disclosure of provision matrix [line items]
Trade payables	19,456	23,587
Past due for over 4 months [Member]
Disclosure of provision matrix [line items]
Trade payables	$ 28,556	$ 23,034